Debt (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($)			12 Months Ended
	Nov. 25, 2025	Aug. 11, 2025	Dec. 31, 2025	Aug. 28, 2025
Related Party [Member]
Short-Term Debt [Line Items]
Related party loan, non-current			$ 1,430
Unpaid interest			5
August 2025 Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity				$ 20,000,000
August 2025 Bridge Loan Agreement [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 20,000,000
Line of Credit Facility, Interest Rate at Period End		4.50%
[custom:AmortizationOfPrincipalPercentageRate-0]		1.25%
Debt Instrument, Unamortized Discount		$ 142,000	124,000
Debt Issuance Costs, Net		$ 46,000	40,000
Debt Instrument, Face Amount			4,836,000
Line of Credit Facility, Fair Value of Amount Outstanding			5,000,000
Debt issuance costs			$ 262
Subordinated Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowings	$ 1,430,000
Debt interest rate	4.33%
Debt maturity date	Aug. 11, 2028
August 2025 Warrant [Member]
Short-Term Debt [Line Items]
Equity interest percentage		1.00%
Exercise price of warrants		$ 750
Warrants agreement description		The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.